Note 20 - Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Net operating loss carryforwards (federal and state)	$ 180,979	$ 176,759
Research and development tax credit	17,599	16,718
Compensation expense on stock	2,142	1,121
Charitable contribution carryforward
Other accrued	934	1,016
Deferred revenue		57
Depreciation	128	309
Total long-term deferred tax assets	201,782	195,980
IPRD	(15,419)	(15,476)
Total long-term deferred tax liabilities	(15,419)	(15,476)
Valuation allowance	(201,782)	(195,980)
Deferred tax liabilities, net	$ (15,419)	$ (15,476)